INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
AbbVie Savings Plan
INVESTMENTS
Summary of AbbVie common share data

A summary of AbbVie common share data as of December 31, is presented below:

	2025	2024
AbbVie common shares, 11,638,215 and 12,340,181 shares, respectively, (dollars in thousands)	$2,659,216	$2,192,850
Market value per share	$228.49	$177.70

AbbVie Puerto Rico Savings Plan
INVESTMENTS
Summary of AbbVie common share data

A summary of AbbVie common share data as of December 31, is presented below:

	2025	2024
AbbVie common shares, 1,228,784 and 1,290,504 shares, respectively (dollars in thousands)	$280,765	$229,322
Market value per share	$228.49	$177.70